Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development	$ 13,572	$ 14,694	$ 57,250	$ 42,201
General and administrative	7,881	5,392	27,284	16,797
Total operating expenses	21,453	20,086	84,534	58,998
Loss from operations	(21,453)	(20,086)	(84,534)	(58,998)
Other income:
Other income, net	1,913	481	3,389	976
Total other income, net	1,913	481	3,389	976
Loss before provision for income taxes	(19,540)	(19,605)	(81,145)	(58,022)
Provision for income taxes	(17)	0	27	10
Net loss and comprehensive loss	$ (19,557)	$ (19,605)	(81,172)	(58,032)
Other comprehensive income
Unrealized gain on available-for-sale investments			0	2
Comprehensive loss			$ (81,172)	$ (58,030)
Net loss per share, basic	$ (2.44)	$ (72.2)	$ (53.08)	$ (227.42)
Net loss per share, diluted	$ (2.44)	$ (72.2)	$ (53.08)	$ (227.42)
Weighted-average shares used in computing net loss per share, basic	8,019,626	271,522	1,529,321	255,175
Weighted-average shares used in computing net loss per share, diluted	8,019,626	271,522	1,529,321	255,175